CONVERTIBLE NOTES (Details Textual)			12 Months Ended
	Feb. 02, 2017 shares	Nov. 14, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)
Short-term Debt [Line Items]
Proceeds from Convertible Debt		$ 557,513	$ 400,357	$ 325,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		80.00%
Warrants Strike Price Percentage On Conversion Price		120.00%
Debt Instrument, Convertible, Threshold Amount of Stock Price Trigger		$ 5,500,000
Subsequent Event [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares	21,477,046
Maximum [Member]
Short-term Debt [Line Items]
Proceeds from Convertible Debt		$ 1,500,000
Warrant [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares			11,393,643
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Proceeds from Convertible Debt			$ 466,000	$ 325,000
Debt Instrument, Interest Rate, Stated Percentage			4.00%
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.0409
Debt Instrument, Convertible, Number of Equity Instruments			11,947,403
Debt Instrument, Maturity Date Range, Start			Jul. 07, 2017
Debt Instrument, Maturity Date Range, End			Nov. 16, 2018